Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
Future minimum lease payments for all three leases, net of $10.8 million expected to be received and intended to be used related to the remaining tenant improvement allowance and rent credits associated with the 60 First Street Lease, as of December 31, 2023 were as follows (in thousands):

As of December 31, 2023
2024	(7,227)
2025	6,247
2026	7,341
2027	7,557
Thereafter	52,498

Total Future Minimum Leases Payments	66,416
Less: Interest	33,209

Present Value of Operating Lease Liabilities	33,207

Schedule of Lease Costs
The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive loss of its operating leases (in thousands):

	Year Ended December 31,
	2023	2022
Operating lease costs	$5,948	$1,675
Variable Lease Costs	1,211	732
Short-term Lease Costs	921	626

Total Lease Costs	$8,080	$3,033